Consolidated Statements of Changes in Total Equity - EUR (€) € in Millions	Capital	Share premium member	Other instruments (not capital)	Other equity instruments	Accumulated retained earnings	Other reserves member	Own equity instruments	Parent result for the period	Dividends	Other comprehensive income	Other comprehensive income, non-controlling interests	Other items, non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2014	€ 6,292	€ 38,611		€ 265	€ 41,860	€ (700)	€ (10)	€ 5,816	€ (471)	€ (10,858)	€ (655)	€ 9,564	€ 89,714
Total recognized income and expense								5,966		(3,504)	(572)	1,368	3,258
Other changes in equity	925	6,390		(51)	4,569	31	(200)	(5,816)	(1,075)			1,008	5,781
Issuance of ordinary shares	925	6,390				120						320	7,755
Issuance of other financial instruments												890	890
Capital reduction												(20)	(20)
Dividends					(673)				(1,546)			(461)	(2,680)
Purchase of equity instruments							(3,225)						(3,225)
Disposal of equity instruments						16	3,025						3,041
Transfers between equity items					5,242	103		(5,816)	471
Increases or ( ) decreases due to business combinations												761	761
Share-based payment				(188)								107	(81)
Other increases or ( ) decreases of the equity				137		(208)						(589)	(660)
Equity at end of period at Dec. 31, 2015	7,217	45,001		214	46,429	(669)	(210)	5,966	(1,546)	(14,362)	(1,227)	11,940	98,753
Total recognized income and expense								6,204		(677)	374	1,282	7,183
Other changes in equity	74	(89)		26	3,524	(280)	203	(5,966)	(121)			(608)	(3,237)
Issuance of ordinary shares	74	(89)				15						534	534
Capital reduction												(22)	(22)
Dividends					(722)				(1,667)			(800)	(3,189)
Purchase of equity instruments							(1,380)						(1,380)
Disposal of equity instruments						15	1,583						1,598
Transfers between equity items					4,246	174		(5,966)	1,546
Increases or ( ) decreases due to business combinations												(197)	(197)
Share-based payment				(79)									(79)
Other increases or ( ) decreases of the equity				105		(484)						(123)	(502)
Equity at end of period at Dec. 31, 2016	7,291	44,912		240	49,953	(949)	(7)	6,204	(1,667)	(15,039)	(853)	12,614	102,699
Total recognized income and expense								6,619		(6,737)	(583)	1,588	887
Other changes in equity	777	6,141	€ 525	(24)	3,484	(653)	(15)	(6,204)	(362)			(422)	3,247
Issuance of ordinary shares	777	6,141				6						543	7,467
Issuance of other financial instruments			525									592	1,117
Capital reduction												(10)	(10)
Dividends					(802)				(2,029)			(665)	(3,496)
Purchase of equity instruments							(1,309)						(1,309)
Disposal of equity instruments						26	1,294						1,320
Transfers between equity items					4,286	251		(6,204)	1,667
Increases or ( ) decreases due to business combinations												(39)	(39)
Share-based payment				(72)								24	(48)
Other increases or ( ) decreases of the equity				48		(936)						(867)	(1,755)
Equity at end of period at Dec. 31, 2017	€ 8,068	€ 51,053	€ 525	€ 216	€ 53,437	€ (1,602)	€ (22)	€ 6,619	€ (2,029)	€ (21,776)	€ (1,436)	€ 13,780	€ 106,833